Expense Example, No Redemption - Class A and Class C - NASDAQ-100 2x Strategy Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 262
3 Years	805
5 Years	1,375
10 Years	$ 2,925